July 27, 2015

Mary Cole, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Inflation Focused Bond Fund, Inc. (“Registrant”)

 on behalf of the following series and class:

   T. Rowe Price Low Duration Inflation Focused Bond Fund, (formerly T. Rowe Price Inflation

   Focused Bond Fund): and

   T. Rowe Price Low Duration Inflation Focused Bond Fund—I Class

  File Nos.: 333-136805/811-21919

Dear Ms. Cole:

Pursuant to Section 6 of the Securities Act of 1933 (the “1933 Act”), Section 8 of the Investment Company Act of 1940, as amended, and Rule 485(a) under the 1933 Act, we are hereby filing Post-Effective Amendment No. 16 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment reflects certain forthcoming changes to the Registrant’s existing series, the T. Rowe Price Inflation Focused Bond Fund (the “Fund” or “Investor Class”), as well as the addition of a new class to be called the T. Rowe Price Low Duration Inflation Focused Bond Fund—I Class (the “I Class”). The forthcoming changes to the Investor Class include changing the name of the Fund to the T. Rowe Price Low Duration Inflation Focused Bond Fund and amending its investment objective and expense structure.

The investment objective is a fundamental policy of the Fund and will be revised to state that the Fund seeks a level of income that is consistent with the current rate of inflation. The Fund’s investment management agreement will be amended to change from an all-inclusive management fee structure to a more traditional fee structure where the management fee covers investment management services and operating expenses are borne by the Fund. Both of these changes will require shareholder approval; however, the Fund is currently not publicly available and is used exclusively as an underlying fund for certain T. Rowe Price funds-of-funds (the “Investing Price Funds”) and section 529 college savings plans managed by T. Rowe Price Associates, Inc. The Investing Price Funds own a sufficient proportion of the Fund’s shares to approve these changes, and upon approval of the changes by the Registrant’s Board of Directors, the Investing Price Funds’ Boards of Directors have authorized the officers of each Investing Price Fund to vote in favor of the proposed changes at a Special Meeting of Shareholders (the “Shareholder Meeting”) to be to be held on August 31, 2015. At the Shareholder Meeting, the Investing Price Funds will approve the change to the Fund’s investment objective, to become effective on September 29, 2015, and will approve the change to the Fund’s investment management agreement, to become effective on September 1, 2015. In addition to the changes requiring shareholder approval, the Registrant’s Board of Directors has also approved the Fund’s name change and contractual expense limitations associated with the new expense structure, to become effective on September 29, 2015, and opening both the Investor Class and I Class to investments from the public, to become effective on October 1, 2015. Since the Fund will not need to solicit proxies for the proposals, in connection with the approvals that will be obtained at the Shareholder Meeting, the Registrant anticipates filing a preliminary information statement pursuant to Rule Section 14(c) of the Securities Exchange Act of 1934, as amended (the “Information Statement”) on or about July 29, 2015, and mailing a definitive Information Statement on or about August 10, 2015 to the Fund’s other shareholders notifying them of the forthcoming amendments to the Fund’s investment objective and investment management agreement.

The first prospectus in this Amendment is for the existing Investor Class and contains all of the aforementioned changes. Sections 2 and 4 of the prospectus are common to the prospectuses for all of the existing T. Rowe Price Fund Investor Classes. The prospectus reflects the changes that will be in effect on October 1, 2015, including the Fund’s new name, revised investment objective, revised management fee structure and expense limitation, and revisions to the principal investment strategies to describe the policy being implemented in connection with the inclusion of the term “low duration” in the Fund’s new name. Since the changes to the Fund’s fee structure will become effective prior to the Registrant’s next filing pursuant to Rule 485(b) under the 1933 Act, a supplement to the Fund’s current prospectus will also be filed separately pursuant to Rule 497 under the 1933 Act by September 1, 2015. In addition, on September 29, 2015, we will submit the applicable changes with the Commission to change the name of the Registrant and the identifiers associated with its series.

The second prospectus is for the new I Class. Sections 1 and 3 of the prospectus are substantially similar to the Investor Class, including the changes made in furtherance of the changes described above. Sections 2 and 4 are unique to the disclosure presented for other T. Rowe Price funds offered in an I Class. Please note that Sections 2 and 4 of the prospectus filed herewith are the same as those in the new I Class funds that were previously filed on June 3, 2015, June 18, 2015, and July 10, 2015 for other T. Rowe Price registrants.

We have not yet obtained NASDAQ ticker symbols for either class; however, once the symbols are received, they will be added to the front cover of each prospectus and to the Statement of Additional Information (“SAI”).

The SAI is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds). Certain changes have been made in the text of the SAI to reflect the changes to the Investor Class and addition of the I Class. Please note that the 5% ownership table in the section entitled “Principal Holders of Securities” will be updated with information as of August 31, 2015 in the subsequent filing that will be made pursuant to Rule 485(b) under the 1933 Act.

The filing is scheduled to go effective on September 25, 2015.

If you have any questions about this filing, please give me a call at 410-345-6646 or, in my absence, Darrell N. Braman at 410-345-2013.

Sincerely,

/s/Brian R. Poole
Brian R. Poole, Esquire